FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Financial Assets and Liabilities (Details) - Fair Value, Recurring $ in Thousands	Jun. 30, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liabilities	$ 13,775
Total liabilities	13,775
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liabilities	0
Total liabilities	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liabilities	0
Total liabilities	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liabilities	13,775
Total liabilities	$ 13,775